SIGNIFICANT ACCOUNTING POLICIES - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - Dss Holdings L P Member - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 83,053,722	$ 79,339,584	$ 64,350,323
Restricted Cash	5,104,167	5,000,000	5,000,000
Total Cash and cash equivalents, and Restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 88,157,889	$ 84,339,584	$ 69,350,323